Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets
Intangible Assets

10. Intangible Assets

Intangible assets and its related accumulated amortization as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024
	Gross			Net
	carrying	Accumulated	Impairment	carrying
	value	amortization	Amount	amount
	RMB	RMB	RMB	RMB
License (i)	98,419	(37,785)	—	60,634
Developed technology (ii)	70,000	(24,222)	—	45,778
In-process research and development intangible assets (ii)	27,000	(9,258)	—	17,742
Supplier relationship (ii)	17,000	(17,000)	—	—
Software	4,216	(2,656)	—	1,560
Trade names	897	(506)	—	391
Others	752	(242)	—	510
Total	218,284	(91,669)	—	126,615

10. Intangible Assets (Continued)

	As of December 31, 2025
	Gross			Net
	carrying	Accumulated	Impairment	carrying
	value	amortization	Amount	amount
	RMB	RMB	RMB	RMB
License (i)	152,276	(50,465)	(9,502)	92,309
Developed technology (ii)	97,000	(43,181)	(3,988)	49,831
Supplier relationship (ii)	17,000	(17,000)	—	—
Software	4,216	(3,138)	—	1,078
Trade names	928	(596)	—	332
Others	861	(314)	—	547
Total	272,281	(114,694)	(13,490)	144,097
(i)Licenses mainly include the insurance broker license, micro-finance license, medical aesthetic licenses and the exclusive distribution license. Insurance broker license was derived from the acquisition of Jinbaoxin. In January 2020, the Group completed the acquisition of Jinbaoxin. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

Micro-finance license was derived from the acquisition of Tonghua Micro Finance. In October 2021, the Group completed the acquisition of Tonghua Micro Finance. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

Medical aesthetic licenses were derived from the acquisition of medical aesthetic clinics. From July 2024 to November 2025, the Group completed the acquisition of several medical aesthetic clinics. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

The exclusive distribution license was derived from a distribution agreement. In 2023, the Group entered into a strategic cooperation with Jiangxi Xihong Biomedicine Co., Ltd., securing an exclusive distribution license for certain medical aesthetic products under development by the latter. In December 2025, some medical aesthetic products completed registration. The corresponding distribution license meet the recognition criteria for intangible assets.

(ii)Supplier relationship, in-process research and development intangible assets and developed technology were derived from the acquisition of Wuhan Miracle in 2021.

The impairment loss of intangible assets was nil, nil and RMB13,490 for the years ended December 31, 2023, 2024 and 2025, respectively.

Amortization expense was RMB25,349, RMB23,199 and RMB23,025 for the years ended December 31, 2023, 2024 and 2025, respectively.

The Group will record estimated amortization expenses of RMB25,385, RMB25,170, RMB25,081, RMB25,061 and RMB43,400 for the years ending December 31, 2026, 2027, 2028, 2029, 2030 and thereafter, respectively.